Certain Transactions (Details) - Schedule of Preliminary Allocation of The Purchase Price $ in Thousands	Sep. 30, 2023 USD ($)
Schedule of Preliminary Allocation of the Purchase Price [Abstract]
Inventory	$ 10,342
Fixed assets	8,245
Goodwill	20,199
Intangible assets	21,495
Total assets acquired	60,281
Other current liabilities	605
Total liabilities assumed	605
Net assets acquired	$ 59,676